PNC BALANCED ALLOCATION FUND (Second Summary Prospectus) | PNC BALANCED ALLOCATION FUND
PNC Balanced Allocation Fund

Supplement dated October 11, 2012 to

PNC Equity Funds Class I Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.  On page 1 of PNC Equity Funds Class I Shares Prospectus, the first sentence in the third paragraph under the “Principal Investment Strategies” section for PNC Balanced Allocation Fund is deleted and replaced with the following:

The Fund primarily invests the fixed income portion of its portfolio in a broad range of fixed income securities in order to generate current income.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-1012